UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.1%
Honeywell International, Inc.	762,450	$46,547,572
United Technologies Corp.	765,020	63,450,759

		$109,998,331
Alcoholic Beverages - 2.3%
Diageo PLC	1,383,632	$33,252,139
Heineken N.V.	879,805	48,901,263

		$82,153,402
Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	210,023	$36,091,865
NIKE, Inc., “B”	327,560	35,520,606
VF Corp.	169,740	24,778,645

		$96,391,116
Automotive - 0.6%
Bayerische Motoren Werke AG	255,356	$22,964,514

Biotechnology - 1.0%
Gilead Sciences, Inc. (a)	742,790	$36,285,292

Broadcasting - 3.4%
Viacom, Inc., “B”	916,260	$43,485,700
Walt Disney Co.	1,786,360	78,206,841

		$121,692,541
Brokerage & Asset Managers - 2.5%
Blackrock, Inc.	229,264	$46,976,194
Franklin Resources, Inc.	343,640	42,621,669

		$89,597,863
Business Services - 0.7%
Accenture PLC, “A”	403,370	$26,017,365

Cable TV - 1.1%
Comcast Corp., “A”	1,271,540	$38,158,915

Chemicals - 2.1%
3M Co.	594,870	$53,068,353
Celanese Corp.	517,570	23,901,383

		$76,969,736
Computer Software - 3.5%
Check Point Software Technologies Ltd. (a)	491,520	$31,378,637
Oracle Corp.	2,695,870	78,611,569
VeriSign, Inc.	412,160	15,802,214

		$125,792,420
Computer Software - Systems - 7.1%
Apple, Inc. (a)	269,970	$161,838,916
EMC Corp. (a)	2,390,330	71,423,060
International Business Machines Corp.	110,970	23,153,891

		$256,415,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.8%
Sherwin-Williams Co.	307,520	$33,418,198
Stanley Black & Decker, Inc.	409,350	31,503,576

		$64,921,774
Consumer Products - 3.8%
Colgate-Palmolive Co.	305,700	$29,891,346
Procter & Gamble Co.	1,102,496	74,098,756
Reckitt Benckiser Group PLC	603,778	34,119,717

		$138,109,819
Electrical Equipment - 2.6%
Danaher Corp.	1,663,010	$93,128,560

Electronics - 2.6%
Altera Corp.	636,650	$25,351,403
ASML Holding N.V.	373,921	18,748,399
Microchip Technology, Inc.	1,366,950	50,850,540

		$94,950,342
Energy - Independent - 2.2%
EOG Resources, Inc.	296,420	$32,932,262
Occidental Petroleum Corp.	468,690	44,633,349

		$77,565,611
Energy - Integrated - 4.2%
Chevron Corp.	591,630	$63,446,401
Exxon Mobil Corp.	1,028,190	89,174,919

		$152,621,320
Engineering - Construction - 0.8%
Fluor Corp.	463,410	$27,823,136

Food & Beverages - 2.8%
General Mills, Inc.	824,340	$32,520,213
Groupe Danone	537,437	37,487,570
PepsiCo, Inc.	489,879	32,503,472

		$102,511,255
General Merchandise - 2.8%
Kohl’s Corp.	723,280	$36,185,698
Target Corp.	1,111,340	64,757,782

		$100,943,480
Insurance - 2.4%
ACE Ltd.	692,600	$50,698,320
Aon Corp.	708,860	34,776,672

		$85,474,992
Internet - 2.1%
Google, Inc., “A” (a)	116,950	$74,993,018

Major Banks - 8.2%
Bank of America Corp.	3,783,480	$36,207,904
Bank of New York Mellon Corp.	1,136,173	27,415,854
Goldman Sachs Group, Inc.	398,300	49,536,571
JPMorgan Chase & Co.	1,913,380	87,977,212
State Street Corp.	482,790	21,966,945
Wells Fargo & Co.	2,093,156	71,460,346

		$294,564,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.5%
VCA Antech, Inc. (a)	835,970	$19,402,864

Medical Equipment - 5.8%
Baxter International, Inc.	414,150	$24,757,887
Becton, Dickinson & Co.	189,660	14,727,099
Covidien PLC	781,400	42,726,952
Medtronic, Inc.	901,660	35,336,055
St. Jude Medical, Inc.	1,159,990	51,399,157
Thermo Fisher Scientific, Inc.	682,640	38,487,243

		$207,434,393
Network & Telecom - 1.4%
Cisco Systems, Inc.	2,421,909	$51,223,375

Oil Services - 2.9%
Cameron International Corp. (a)	601,110	$31,756,641
Dresser-Rand Group, Inc. (a)	443,850	20,590,202
National Oilwell Varco, Inc.	321,860	25,578,214
Schlumberger Ltd.	396,290	27,712,560

		$105,637,617
Other Banks & Diversified Financials - 4.3%
American Express Co.	1,023,200	$59,202,352
MasterCard, Inc., “A”	106,870	44,943,110
Visa, Inc., “A”	416,060	49,095,080

		$153,240,542
Pharmaceuticals - 4.3%
Johnson & Johnson	939,358	$61,960,054
Pfizer, Inc.	2,894,260	65,583,932
Teva Pharmaceutical Industries Ltd., ADR	582,260	26,236,636

		$153,780,622
Railroad & Shipping - 1.3%
Canadian National Railway Co.	572,250	$45,453,818

Specialty Chemicals - 2.4%
Linde AG	279,827	$50,214,756
Praxair, Inc.	299,710	34,358,754

		$84,573,510
Specialty Stores - 0.6%
Hennes & Mauritz AB, “B”	639,110	$23,126,898

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	676,230	$42,616,015

Telephone Services - 1.1%
AT&T, Inc.	1,217,000	$38,006,910

Tobacco - 2.2%
Philip Morris International, Inc.	900,830	$79,822,546

Trucking - 1.1%
United Parcel Service, Inc., “B”	500,860	$40,429,419

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 3.0%
Alliant Energy Corp.	576,510	$24,974,413
American Electric Power Co., Inc.	718,440	27,717,415
Exelon Corp.	584,440	22,915,892
Wisconsin Energy Corp.	935,700	32,917,926

		$108,525,646
Total Common Stocks		$3,543,319,676

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	54,358,511	$54,358,511
Total Investments		$3,597,678,187

Other Assets, Less Liabilities - 0.0%		447,137
Net Assets - 100.0%		$3,598,125,324

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,543,319,676	$—	$—	$3,543,319,676
Mutual Funds	54,358,511	—	—	54,358,511
Total Investments	$3,597,678,187	$—	$—	$3,597,678,187

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $165,204,257 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,819,393,148
Gross unrealized appreciation	$855,553,468
Gross unrealized depreciation	(77,268,429)
Net unrealized appreciation (depreciation)	$778,285,039

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,416,672	93,481,548	(87,539,709)	54,358,511

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,346	$54,358,511

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.